Commitments and Contingencies - Additional Information - Vessels Under Construction (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 FloatingAccommodationUnits	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Payments made towards commitments for construction of certain carriers and tankers	$ 1,706,500,000	$ 796,324,000
Newbuildings [Member]
Long-term Purchase Commitment [Line Items]
Number of floating accommodation units	3
Estimated purchase price	2,800,000,000
Payments made towards commitments for construction of certain carriers and tankers	421,900,000
Carrying value of completed units not yet in service	1,300,000,000
Capitalized interest and other miscellaneous construction costs	9,600,000
Estimated remaining payments required to be made under newbuilding contract in 2015	616,800,000
Estimated remaining payments required to be made under newbuilding contract in 2016	890,000,000
Estimated remaining payments required to be made under newbuilding contract in 2017	517,500,000
Estimated remaining payments required to be made under newbuilding contract in 2018	$ 350,900,000
Newbuildings [Member] | Delivery in 2016 [Member]
Long-term Purchase Commitment [Line Items]
Number of floating accommodation units	2
Newbuildings [Member] | Delivery in February 2015 [Member]
Long-term Purchase Commitment [Line Items]
Number of floating accommodation units	1
Newbuildings [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	8
Newbuildings [Member] | Liquefied Natural Gas [Member] | Delivery in 2016 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	2
Newbuildings [Member] | Liquefied Natural Gas [Member] | Delivery In Two Thousand Seventeen [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Liquefied Natural Gas [Member] | Delivery In Two Thousand Eighteen [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	3
Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings [Member] | Long Distance Towing And Offshore Installation [Member] | Delivery in 2016 [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	4
Newbuildings [Member] | Fso Segment [Member] | Delivery In Two Thousand Seventeen [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1
Newbuildings [Member] | FPSO Segment [Member] | First Quarter Two Thousand and Sixteen [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels	1